PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 30,022	$ 26,772
Accumulated depreciation	21,928	19,178
Property and equipment, net	8,094	7,594
Depreciation	3,030	2,558	2,071
Derecognized fully depreciated property, plant and equipment		12,335
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	4,027	3,817
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,720	6,701
Computer, software and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,300	11,593
Rentals systems [Member]
Property, Plant and Equipment [Line Items]
Cost	3,771	2,425
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,056	2,184
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 148	$ 52